Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease, lease not yet commenced, description	As of December 31, 2025, the Group did not have additional operating leases that have not yet commenced.	As of December 31, 2025, the Group did not have additional operating leases that have not yet commenced.
Finance lease, description	As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease.	As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease.
Carrying amount of right-of-use assets	¥ 468,000		¥ 1,155,000	¥ 131,726,000
Operating lease liabilities	138,668,000
Carrying amount of operating lease liabilities	820,000		2,465,000	158,902,000
Gain from early termination of operating lease	352,000	$ 50	1,310,000	27,176,000
Variable lease cost	0		0
Total operating lease expense	¥ 19,528,000		¥ 18,951,000	¥ 407,000